Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2021	$18,050	$21,524	$16,507	$4,674	$60,755
Expensed during the year	34,555	87,297	4,172	7,623	133,647
Settlement in shares	—	—	(14,083)	—	(14,083)
Reclassification from equity-settled plans	—	—	(406)	—	(406)
Payments	(14,372)	(7,960)	(6,190)	—	(28,522)
Foreign exchange	(43)	(3)	—	—	(46)
Balance, December 31, 2022	38,190	100,858	—	12,297	151,345
Expensed during the year	6,594	28,256	—	(2,787)	32,063
Settlement in shares	(2,101)	(17,104)	—	(758)	(19,963)
Payments	(26,524)	(47,971)	—	(385)	(74,880)
Foreign exchange	(45)	3	—	—	(42)
Balance, December 31, 2023	$16,114	$64,042	$—	$8,367	$88,523
Current	12,484	50,917	—	—	63,401
Long-term	3,630	13,125	—	8,367	25,122
Balance, December 31, 2023	$16,114	$64,042	$—	$8,367	$88,523

Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2021	598,156	983,734
Granted	180,710	311,579
Redeemed	(266,876)	(143,659)
Forfeited	(16,822)	(14,983)
December 31, 2022	495,168	1,136,671
Granted	66,032	121,690
Redeemed	(266,744)	(438,612)
Forfeited	(18,362)	(25,006)
December 31, 2023	276,094	794,743

Summary of Status of Equity Incentive Plan

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2021	115,605	87.00 – 146.40	$123.35	115,605
Exercised	(26,705)	87.00 – 89.20	88.62
Forfeited	(65,845)	89.20 – 286.20	141.05
December 31, 2022 and December 31, 2023	23,055	87.00 – 145.97	$113.01	23,055

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2021	267,843	51.20 – 115.80	$80.43	257,854
Exercised	(93,890)	51.20 – 68.80	61.64
Forfeited	(32,205)	115.80 – 115.80	115.80
December 31, 2022	141,748	51.20 – 111.47	84.84	141,748
Forfeited	(13,350)	64.20 – 100.40	75.66
December 31, 2023	128,398	51.20 – 111.47	$85.80	128,398

Range of Exercise Prices for Options Outstanding

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00	12,885	$87.00	1.15	12,885	$87.00
145.97	10,170	145.97	0.13	10,170	145.97
$ 87.00 – 145.97	23,055	$113.01	0.70	23,055	$113.01

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 - 79.80	74,118	$66.99	1.27	74,118	$66.99
111.47	54,280	111.47	0.13	54,280	111.47
$ 51.20 – 111.47	128,398	$85.80	0.79	128,398	$85.80

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2021	104,591
Granted	14,183
Balance December 31, 2022	118,774
Granted	16,336
Redeemed	(18,830)
Balance December 31, 2023	116,280

Executive Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

Executive Restricted Share Units	Outstanding	Weighted Average Fair Value
December 31, 2022	-	$-
Granted	46,740	96.90
December 31, 2023	46,740	96.90